Document and Entity Information	Oct. 21, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2019
Entity Registrant Name	Buckeye Partners, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09356
Entity Tax Identification Number	23-2432497
Entity Address, Address Line One	One Greenway Plaza
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	832
Local Phone Number	615-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000805022
Title of 12(b) Security	Limited partner units representing limited partnership interests
Trading Symbol	BPL
Security Exchange Name	NYSE